Business transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of acquisition of non controlling interest [text block]
The following table summarizes the result of this transaction:

Amounts in US$ '000	Total
Cash	81,000
Additional installments to be paid	29,427
Total consideration	110,427
Equity attributable to non-controlling interest	64,245
Trade and other payables	32,786
Total book value of the transaction	97,031
Result of the transaction recognized in Equity	13,396

Disclosure of value of the assets and liabilities [text block]
The following table summarizes the book value of the assets and liabilities related to these blocks as of 31 December 2018:

Amounts in US$ '000	Total
Property, plant and equipment (a)	15,530
Inventories	1,033
Other assets (a)	7,756
Provision for other long-term liabilities (b)	(8,610)
Other liabilities (b)	(1,664)
Total identifiable net assets	14,045

(a)	Classified as “Assets held for sale”.

(b)	Classified as “Liabilities associated with assets held for sale”.

Disclosure of fair value for the acquisition [text block]
The following table summarizes the combined consideration paid for the acquired blocks and the final allocation of fair value of the assets acquired and liabilities assumed for the abovementioned transaction:

Amounts in US$ '000	Total
Cash (a)	48,850
Total consideration	48,850
Property, plant and equipment (including mineral interest)	54,929
Inventories	3,659
Provision for other long-term liabilities	(9,738)
Total identifiable net assets	48,850

(a)
In December 2017, GeoPark granted a security deposit of US$ 15,600,000. In March 2018, the Group completed the total consideration with an additional payment of US$ 36,400,000. In September 2018, Geo-Park collected a working capital adjustment of US$ 3,150,000.

Disclosure of profit (loss) from operating activities [text block]	The following table summarizes both results:
Amounts in US$ '000	2018
Revenue	612,401
Profit for the period	102,873